Revenue and Expenses - Depreciation and Amortization (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Property, plant and equipment (Note 8)	€ 4,055	€ 4,133	€ 4,360
Intangible assets (Note 6)	2,583	2,599	2,388
Rights of use (Note 9)	2,159	2,064	1,649
Total	€ 8,797	€ 8,796	€ 8,397